Discontinued Operations Table (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Consumer loan and credit services fees									$ 3,337	$ 5,308	$ 8,763
Consumer loan and credit services loss provision									(691)	(1,264)	(1,822)
Net revenue									2,646	4,044	6,941
Operating and administrative expenses									2,322	3,816	4,943
Depreciation and amortization									0	36	82
Loss (gain) on disposition of consumer loan stores									1,298	966	(9,965)
Gain on excess collections of notes receivable									0	0	(764)
Total expenses and other (gains)/losses									3,620	4,818	(5,704)
Income (loss) from discontinued operations before income taxes									(974)	(774)	12,645
Tax benefit (expense)									341	271	(5,000)
Income (loss) from discontinued operations, net of tax	$ (740)	$ 14	$ 9	$ 84	$ (3)	$ (689)	$ 52	$ 137	$ (633)	$ (503)	$ 7,645
Income (loss) from discontinued operations (basic) (in dollars per share)									$ (0.02)	$ (0.02)	$ 0.24
Income (loss) from discontinued operations (diluted) (in dollars per share)	$ (0.03)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.03)	$ 0.00	$ 0.01	$ (0.02)	$ (0.02)	$ 0.24